LONG TERM EMPLOYEE RELATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Long Term Employee Related Obligations Tables [Abstract]
Long-term employee-related obligations
NOTE 10—LONG-TERM EMPLOYEE-RELATED OBLIGATIONS:

a.	Long-term employee-related obligations consisted of the following:
		December 31,
		2015	2014

		(U.S. $ in millions)
	Accrued severance obligations	$123	$146
	Defined benefit plans	157	188

	Total	$280	$334